Schedule I - Valuation Accounts	12 Months Ended
Dec. 31, 2012
Schedule I - Valuation Accounts
Schedule I – Valuation Accounts
Verso Paper Holdings LLC
For the Years Ended December 31, 2010, 2011, and 2012

	Balance at Beginning	Charged to Cost and	Charge-off Against	Balance at End of
(Dollars in thousands)	of Period	Expenses	Allowances	Period
Allowance for uncollectible accounts included in Accounts receivable on the consolidated balance sheets
Year Ended December 31, 2010	$969	$214	$(398)	$785
Year Ended December 31, 2011	$785	$156	$(33)	$908
Year Ended December 31, 2012	$908	$98	$—	$1,006